Finance (costs)/income	6 Months Ended
Jun. 30, 2024
Finance (costs)/income
Finance (costs)/income

6Finance (costs)/income

	6 months ended	6 months ended
	June 30,	June 30,
	2024	2023
	£ 000	£ 000
In-kind interest on convertible loan notes	(8,483)	(7,964)
Foreign exchange loss	(2,461)	—
Interest expense on leases	(82)	(109)
Other	—	(67)
Total finance costs	(11,026)	(8,140)

Interest income on deposits	1,168	1,704
Foreign exchange gain	—	12,089
Fair value movements on convertible loan notes (note 13)	5,914	16,510
Fair value movements on warrant liabilities (note 11)	305	2,030
Other	10	—
Total finance income	7,397	32,333

Total net finance (costs)/income	(3,629)	24,193